Commitments and Contingencies - Purchase Commitments (Details) gal in Thousands, bbl in Thousands, $ in Thousands	Mar. 31, 2019 USD ($) bbl gal
Crude oil
Purchase commitments for crude oil and natural gas
Fixed-price purchase commitments, due in next twelve months	$ 60,227
Fixed-price purchase commitments (in barrels/gallons), due in next twelve months | bbl	1,040
Total fixed-price purchase commitments	$ 60,227
Total fixed-price purchase commitments (in barrels/gallons) | bbl	1,040
Index-price purchase commitments, due in next twelve months	$ 1,703,112
Index-price purchase commitments (in barrels/gallons), due in next twelve months | bbl	30,363
Index-price purchase commitments, due in second year	$ 526,420
Index-price purchase commitments (in barrels/gallons), due in second year | bbl	10,227
Index-price purchase commitments, due in third year	$ 411,071
Index-price purchase commitments (in barrels), due in third year | bbl	8,264
Index-price purchase commitments, due in fourth year	$ 269,990
Index-price purchase commitments (in barrels), due in fourth year | bbl	5,482
Index-price purchase commitments, due in fifth year	$ 200,022
Index-price purchase commitments (in barrels), due in fifth year | bbl	4,110
Total index-price purchase commitments	$ 3,110,615
Total index-price purchase commitments (in barrels/gallons) | bbl	58,446
Natural gas liquids
Purchase commitments for crude oil and natural gas
Fixed-price purchase commitments, due in next twelve months	$ 5,033
Fixed-price purchase commitments (in barrels/gallons), due in next twelve months | gal	7,545
Fixed-price purchase commitments, due in second year	$ 265
Fixed-price purchase commitments (in gallons), due in second year | gal	378
Total fixed-price purchase commitments	$ 5,298
Total fixed-price purchase commitments (in barrels/gallons) | gal	7,923
Index-price purchase commitments, due in next twelve months	$ 564,013
Index-price purchase commitments (in barrels/gallons), due in next twelve months | gal	1,023,998
Index-price purchase commitments, due in second year	$ 1,199
Index-price purchase commitments (in barrels/gallons), due in second year | gal	2,152
Total index-price purchase commitments	$ 565,212
Total index-price purchase commitments (in barrels/gallons) | gal	1,026,150